Document and Entity Information	12 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	MASTERCRAFT BOAT HOLDINGS, INC.
Entity Central Index Key	0001638290